SEGMENTED REPORTING	12 Months Ended
Aug. 31, 2024
Disclosure of operating segments [abstract]
SEGMENTED REPORTING [Text Block]

14. SEGMENTED REPORTING

The Company operates in one segment being the development of the Waterberg Project in South Africa.   The Company operates in two geographical areas being Canada and South Africa.  All of the Company’s non-current assets are held in South Africa.

At August 31, 2024	Assets

Canada	$3,773
South Africa	48,320
$52,093

At August 31, 2023	Assets

Canada	$5,787
South Africa	44,234
$50,021